Prepayments and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Other receivable, net	[1]	$ 98,481	$ 351,844
Prepayment for software		1,350,000
Value added tax receivable		24,714	38,020
Total		$ 1,473,195	$ 389,864

[1]	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee’s payroll.